FINANCIAL RISK MANAGEMENT - Narrative (Details) ozt in Thousands, bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) ozt bbl	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 5,738	$ 6,423	$ 7,931
Debt to total capitalization ratio, actual	0.31
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Volume of fuel consumed in production process (in barrels) | bbl	4
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on equity	$ 16	0
Reasonably possible change in risk variable, impact on net earnings	10	13
Interest rate risk | Cash and equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,600
Interest rate risk | Borrowings | Variable rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	6,000	6,000
Debt net of cash and equivalents	4,000	$ 4,000
Undrawn borrowing facilities	$ 3,000
Required ratio of debt to total capitalization	0.60
Acacia Mining PLC | Commodity price risk | Gold[member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (gold, in ounces; copper, in pounds) | ozt	35